Defined Benefit Plans - Summary of Amounts Recognised in the Balance Sheet for All Pension Plans (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Present value of obligations	$ 59,984	$ 50,622
Fair value of plan assets	(56,304)	(51,360)
Liability (asset) on balance sheet	3,680	(738)
Defined Benefit Pension Plans [member]
Disclosure of defined benefit plans [line items]
Present value of obligations	16,028	12,936
Fair value of plan assets	(2,429)	(2,054)
Liability (asset) on balance sheet	13,599	10,882
Supplemental pension plan [member]
Disclosure of defined benefit plans [line items]
Present value of obligations	43,956	37,686
Fair value of plan assets	(53,875)	(49,306)
Liability (asset) on balance sheet	$ (9,919)	$ (11,620)